As filed with the Securities and Exchange             Registration No. 333-56297
Commission on May 5, 1999                             Registration No. 811-2512

--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

--------------------------------------------------------------------------------
                        POST-EFFECTIVE AMENDMENT NO. 7 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment to

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


--------------------------------------------------------------------------------
     Variable Annuity Account B of Aetna Life Insurance and Annuity Company

                    Aetna Life Insurance and Annuity Company

            151 Farmington Avenue, RE4A, Hartford, Connecticut 06156

        Depositor's Telephone Number, including Area Code: (860) 273-4686

                           Julie E. Rockmore, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, RE4A, Hartford, Connecticut 06156
                     (Name and Address of Agent for Service)

--------------------------------------------------------------------------------

It is proposed that this filing will become effective:

     X         immediately upon filing pursuant to paragraph (b) of Rule 485
  --------
  --------     on _______________________ pursuant to paragraph (b) of Rule 485

                           VARIABLE ANNUITY ACCOUNT B
                              CROSS REFERENCE SHEET



     FORM N-4                          PART A (PROSPECTUS)                    LOCATION - PROSPECTUS, AS
                                                                              AMENDED BY SUPPLEMENT
     ITEM NO.                                                                 DATED MAY 5, 1999
         1           Cover Page...........................................    Cover Page

         2           Definitions..........................................    Not Applicable

         3           Synopsis.............................................    Contract Overview; Fee Table, and as amended

         4           Condensed Financial Information......................    Condensed Financial Information; Appendix IV -
                                                                              Condensed Financial Information

         5           General Description of Registrant, Depositor, and
                     Portfolio Companies..................................    Other Topics - The Company; Variable Annuity
                                                                              Account B; Appendix III - Description of
                                                                              Underlying Funds

         6           Deductions and Expenses..............................    Fees

         7           General Description of Variable Annuity Contracts....
                                                                              Contract Overview

         8           Annuity Period.......................................    The Income Phase

         9           Death Benefit........................................    Death Benefit

        10           Purchases and Contract Value.........................    Purchase and Rights; Your Account Value

        11           Redemptions..........................................    Your Right to Cancel; Systematic Distribution
                                                                              Options

        12           Taxes................................................    Taxation

        13           Legal Proceedings....................................    Other Topics - Legal Matters and Proceedings

        14           Table of Contents of the Statement of Additional
                     Information..........................................    Contents of the Statement of Additional
                                                                              Information

     FORM N-4                         PART B (STATEMENT OF                    LOCATION - STATEMENT OF
     ITEM NO.                        ADDITIONAL INFORMATION)                  ADDITIONAL INFORMATION
        15           Cover Page...........................................    Cover page

        16           Table of Contents....................................    Table of Contents

        17           General Information and History......................    General Information and History

        18           Services.............................................    General Information and History; Independent
                                                                              Auditors

        19           Purchase of Securities Being Offered.................    Offering and Purchase of Contract

        20           Underwriters.........................................    Offering and Purchase of Contract

        21           Calculation of Performance Data......................    Performance Data; Average Annual Total Return
                                                                              Quotations

        22           Annuity Payments.....................................    Income Phase Payments

        23           Financial Statements.................................    Financial Statements


                           Part C (Other Information)
                           --------------------------

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                  PARTS A AND B

The Prospectus and Statement of Additional Information are incorporated in Parts A and B, respectively, of this Post-Effective Amendment No. 7 by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (File No. 333-56297), as filed on April 14, 1999 and declared effective on May 3, 1999.

A Prospectus Supplement dated May 5, 1999 is included in Part A of this Post-Effective Amendment.

                           VARIABLE ANNUITY ACCOUNT B
                    Aetna Life Insurance and Annuity Company


       Supplement dated May 5, 1999 to the Prospectus dated May 3, 1999


             Aetna Variable Annuity--Group and Individual Deferred
                          Variable Annuity Contracts.


The information in this Supplement updates and amends certain information contained in the Prospectus dated May 3, 1999. You should read this Supplement along with the Prospectus.

The following information replaces the information about the three Mitchell Hutchins portfolios contained in the Fund Expense Table on pages 8 and 9 of the prospectus:


                                           Fund Expense Table
                                                                     Total Fund                        Net Fund
                                                                       Annual                           Annual
                                                                      Expenses                         Expenses
                                         Investment                    Without         Total            After
                                          Advisory       Other       Waivers or     Waivers and        Waivers
                                            Fees(1)     Expenses     Reductions      Reductions     or Reductions
                                         ----------     --------    -----------     -----------     -------------
Mitchell Hutchins Series Trust
 Growth and Income Portfolio
 (Class I shares)4                          0.70%         0.59%         1.29%           0.25%            1.04%

Mitchell Hutchins Series Trust
 Tactical Allocation Portfolio
 (Class I shares)4                          0.50%         0.70%         1.20%           0.25%            0.95%

Mitchell Hutchins Series Trust Small
 Cap Portfolio (Class I shares)4            1.00%         1.19%         2.19%           0.25%            1.94%

-----------------------

1 Certain of the fund advisers reimburse the company for administrative costs incurred in connection with administering the funds as variable funding options under the contract. These reimbursements are generally paid out of the management fees and are not charged to investors. For the AIM Funds, the reimbursements may be paid out of the fund assets in an amount up to 0.25% annually. Any such reimbursements paid from the AIM Funds' assets are included in the "Other Expenses" column.

4 The "Other Expenses" and "Total Fund Annual Expenses" are estimated because there were no Class I shares outstanding as of December 31, 1998. The "Other Expenses" include an annual 0.25% fee imposed under a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. This plan provides that each portfolio may pay to certain distributors of the portfolios a distribution fee at an annual rate of up to 0.25% of its average daily net assets attributable to its Class I shares. Mitchell Hutchins has voluntarily and temporarily agreed to waive the distribution fee, however, Mitchell Hutchins reserves the right to discontinue the waiver of the distribution fee at any time upon notice to shareholders.

X.AVAMH-99                                                             May, 1999

The following hypothetical examples replace the expense information about the three Mitchell Hutchins portfolios contained in the Hypothetical Examples on pages 10 through 15 of the prospectus:

Hypothetical Example: Option Package I--For Contracts Other than ROTH IRA Contracts

Account Fees You May Incur Over Time. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the contract and assume a 5% annual return on the investment. For the purpose of these examples, we deducted total annual fund expenses, the maximum charges under Option Package I (i.e., mortality and expense risk charge of 0.80%, an administrative expense charge of 0.15% annually and a maximum Annual Maintenance Fee of $30 (converted to a percentage of assets equal to 0.022%)). The total annual fund expenses used are those shown in the column "Total Annual Expenses Without Waiver or Reductions" in the Fund Expense Table.

> These examples are purely hypothetical

> They should not be considered a representation of past or future expenses or expected returns

> Actual expenses and/or returns may be more or less than those shown in these examples

                                                         Example A                              Example B
                                                         ---------                              ---------
                                                                                   If at the end of the periods shown
                                         If you withdraw your entire account       you (1) leave your entire account
                                         value at the end of the periods           value invested or (2) select an
                                         shown, you would pay the following        income phase payment option, you
                                         expenses, including any applicable        would pay the following expenses
                                         early withdrawal charge:                  (no early withdrawal charge is (reflected):*
                                         1 Year   3 Years   5 Years   10 Years     1 Year   3 Years   5 Years   10 Years
                                         ------   -------   -------   --------     ------   -------   -------   --------
Mitchell Hutchins Series Trust
 Growth and Income Portfolio
 (Class I shares)                         $86      $124      $157      $260         $23         $71    $121      $260

Mitchell Hutchins Series Trust
 Tactical Allocation Portfolio
 (Class I shares)                         $85      $121      $152      $251         $22         $68    $117      $251

Mitchell Hutchins Series Trust
 Small Cap Portfolio (Class I shares)     $95      $151      $201      $347         $32         $98    $166      $347

-----------------------
* This example does not apply during the income phase if you select a nonlifetime payment option with variable payments and take a lump-sum withdrawal within three years after payments start. In this case, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example A).

Hypothetical Example: Option Package I--For ROTH IRA Contracts

Account Fees You May Incur Over Time. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the contract and assume a 5% annual return on the investment. For the purpose of these examples, we deducted total annual fund expenses, the maximum charges under Option Package I (i.e., mortality and expense risk charge of 0.80%, an administrative expense charge of 0.15% annually and a maximum Annual Maintenance Fee of $30 (converted to a percentage of assets equal to 0.022%)). The total annual fund expenses used are those shown in the column "Total Annual Expenses Without Waiver or Reductions" in the Fund Expense Table.

> These examples are purely hypothetical

> They should not be considered a representation of past or future expenses or expected returns

> Actual expenses and/or returns may be more or less than those shown in these examples

                                                         Example A                              Example B
                                                         ---------                              ---------
                                                                                   If at the end of the periods shown
                                         If you withdraw your entire account       you (1) leave your entire account
                                         value at the end of the periods           value invested or (2) select an
                                         shown, you would pay the following        income phase payment option, you
                                         expenses, including any applicable        would pay the following expenses
                                         early withdrawal charge:                  (no early withdrawal charge is (reflected):*
                                         1 Year   3 Years   5 Years   10 Years      1 Year   3 Years   5 Years   10 Years
                                         ------   -------   -------   --------      ------   -------   -------   --------
Mitchell Hutchins Series Trust
 Growth and Income Portfolio
 (Class I shares)                         $59      $ 89      $121      $260         $23       $71      $121      $260

Mitchell Hutchins Series Trust
 Tactical Allocation Portfolio
 (Class I shares)                         $58      $ 86      $117      $251         $22       $68      $117      $251

Mitchell Hutchins Series Trust
 Small Cap Portfolio (Class I shares)     $68      $115      $166      $347         $32       $98      $166      $347

-----------------------
* This example does not apply during the income phase if you select a nonlifetime payment option with variable payments and take a lump-sum withdrawal within three years after payments start. In this case, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example A).

Hypothetical Example: Option Package II--For Contracts Other than ROTH IRA Contracts

Account Fees You May Incur Over Time. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the contract and assume a 5% annual return on the investment. For the purpose of these examples, we deducted total annual fund expenses, the maximum charges under Option Package II (i.e., mortality and expense risk charge of 1.10%, an administrative expense charge of 0.15% annually and a maximum Annual Maintenance Fee of $30 (converted to a percentage of assets equal to 0.022%)). The total annual fund expenses used are those shown in the column "Total Annual Expenses Without Waiver or Reductions" in the Fund Expense Table.

> These examples are purely hypothetical

> They should not be considered a representation of past or future expenses or expected returns

> Actual expenses and/or returns may be more or less than those shown in these examples

                                                         Example A                              Example B
                                                         ---------                              ---------
                                                                                 If at the end of the periods shown
                                        If you withdraw your entire account      you (1) leave your entire account
                                        value at the end of the periods          value invested or (2) select an
                                        shown, you would pay the following       income phase payment option, you
                                        expenses, including any applicable       would pay the following expenses
                                        early withdrawal charge:                 (no early withdrawal charge is (reflected):*
                                        1 Year   3 Years  5 Years   10 Years     1 Year   3 Years   5 Years   10 Years
                                        ------   -------  --------  --------     ------   -------   -------   --------
Mitchell Hutchins Series Trust
 Growth and Income Portfolio
 (Class I shares)                         $89      $133      $172      $290         $26      $ 80      $136      $290

Mitchell Hutchins Series Trust
 Tactical Allocation Portfolio
 (Class I shares)                         $88      $131      $167      $281         $25      $ 77      $132      $281

Mitchell Hutchins Series Trust
 Small Cap Portfolio (Class I shares)     $98      $160      $216      $374         $35      $106      $180      $374

-----------------------
* This example does not apply during the income phase if you select a nonlifetime payment option with variable payments and take a lump-sum withdrawal within three years after payments start. In this case, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example A).

Hypothetical Example: Option Package II--For ROTH IRA Contracts

Account Fees You May Incur Over Time. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the contract and assume a 5% annual return on the investment. For the purpose of these examples, we deducted total annual fund expenses, the maximum charges under Option Package I (i.e., mortality and expense risk charge of 1.10%, an administrative expense charge of 0.15% annually and a maximum Annual Maintenance Fee of $30 (converted to a percentage of assets equal to 0.022%)). The total annual fund expenses used are those shown in the column "Total Annual Expenses Without Waiver or Reductions" in the Fund Expense Table.

> These examples are purely hypothetical

> They should not be considered a representation of past or future expenses or expected returns

> Actual expenses and/or returns may be more or less than those shown in these examples

                                                         Example A                              Example B
                                                         ---------                              ---------
                                                                                   If at the end of the periods shown
                                         If you withdraw your entire account       you (1) leave your entire account
                                         value at the end of the periods           value invested or (2) select an
                                         shown, you would pay the following        income phase payment option, you
                                         expenses, including any applicable        would pay the following expenses
                                         early withdrawal charge:                  (no early withdrawal charge is (reflected):*
                                         1 Year   3 Years   5 Years   10 Years     1 Year   3 Years   5 Years   10 Years
                                         ------   -------   -------   --------     ------   -------   -------   --------
Mitchell Hutchins Series Trust
 Growth and Income Portfolio
 (Class I shares)                         $62      $ 98      $136      $290         $26      $ 80      $136      $290

Mitchell Hutchins Series Trust
 Tactical Allocation Portfolio
 (Class I shares)                         $61      $ 95      $132      $281         $25      $ 77      $132      $281

Mitchell Hutchins Series Trust
 Small Cap Portfolio (Class I shares)     $71      $124      $180      $374         $35      $106      $180      $374

-----------------------
* This example does not apply during the income phase if you select a nonlifetime payment option with variable payments and take a lump-sum withdrawal within three years after payments start. In this case, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example A).

Hypothetical Example: Option Package III--For Contracts Other than ROTH IRA Contracts

Account Fees You May Incur Over Time. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the contract and assume a 5% annual return on the investment. For the purpose of these examples, we deducted total annual fund expenses, the maximum charges under Option Package III (i.e., mortality and expense risk charge of 1.25%, an administrative expense charge of 0.15% annually and a maximum Annual Maintenance Fee of $30 (converted to a percentage of assets equal to 0.022%)). The total annual fund expenses used are those shown in the column "Total Annual Expenses Without Waiver or Reductions" in the Fund Expense Table.

> These examples are purely hypothetical

> They should not be considered a representation of past or future expenses or expected returns

> Actual expenses and/or returns may be more or less than those shown in these examples

                                                         Example A                              Example B
                                                         ---------                              ---------
                                                                                   If at the end of the periods shown
                                         If you withdraw your entire account       you (1) leave your entire account
                                         value at the end of the periods           value invested or (2) select an
                                         shown, you would pay the following        income phase payment option, you
                                         expenses, including any applicable        would pay the following expenses
                                         early withdrawal charge:                  (no early withdrawal charge is (reflected):*
                                         1 Year   3 Years   5 Years   10 Years     1 Year   3 Years   5 Years   10 Years
                                         ------   -------   -------   --------     ------   -------   -------   --------
Mitchell Hutchins Series Trust
 Growth and Income Portfolio
 (Class I shares)                           $90      $138      $179      $304         $27      $ 84      $144      $304

Mitchell Hutchins Series Trust
 Tactical Allocation Portfolio
 (Class I shares)                           $89      $135      $175      $296         $27      $ 82      $139      $296

Mitchell Hutchins Series Trust
 Small Cap Portfolio (Class I shares)       $99      $164      $223      $387         $36      $111      $187      $387

-----------------------
* This example does not apply during the income phase if you select a nonlifetime payment option with variable payments and take a lump-sum withdrawal within three years after payments start. In this case, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example A).

Hypothetical Example: Option Package III--For ROTH IRA Contracts

Account Fees You May Incur Over Time. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the contract and assume a 5% annual return on the investment. For the purpose of these examples, we deducted total annual fund expenses, the maximum charges under Option Package III (i.e., mortality and expense risk charge of 1.25%, an administrative expense charge of 0.15% annually and a maximum Annual Maintenance Fee of $30 (converted to a percentage of assets equal to 0.022%)). The total annual fund expenses used are those shown in the column "Total Annual Expenses Without Waiver or Reductions" in the Fund Expense Table.

> These examples are purely hypothetical

> They should not be considered a representation of past or future expenses or expected returns

> Actual expenses and/or returns may be more or less than those shown in these examples

                                                         Example A                              Example B
                                                         ---------                              ---------
                                                                                   If at the end of the periods shown
                                         If you withdraw your entire account       you (1) leave your entire account
                                         value at the end of the periods           value invested or (2) select an
                                         shown, you would pay the following        income phase payment option, you
                                         expenses, including any applicable        would pay the following expenses
                                         early withdrawal charge:                  (no early withdrawal charge is (reflected):*
                                         1 Year   3 Years   5 Years   10 Years     1 Year   3 Years   5 Years   10 Years
                                         -------- --------- --------- ----------   -------- --------- --------- ---------
Mitchell Hutchins Series Trust
 Growth and Income Portfolio
 (Class I shares)                         $63      $102      $144      $304         $27      $ 84      $144      $304

Mitchell Hutchins Series Trust
 Tactical Allocation Portfolio
 (Class I shares)                         $62      $ 99      $139      $296         $27      $ 82      $139      $296

Mitchell Hutchins Series Trust
 Small Cap Portfolio (Class I shares)     $72      $129      $187      $387         $36      $111      $187      $387

-----------------------
* This example does not apply during the income phase if you select a nonlifetime payment option with variable payments and take a lump-sum withdrawal within three years after payments start. In this case, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example A).

X.AVAMH-99                                                      May, 1999

                           VARIABLE ANNUITY ACCOUNT B
                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits
     (a) Financial Statements:
         (1)      Included in Part A:
                  Condensed Financial Information
         (2)      Included in Part B:
                  Financial Statements of Variable Annuity Account B:
                  - Statement of Assets and Liabilities as of December 31, 1998
                  - Statements of Operations and Changes in Net Assets for the
                    years ended December 31, 1998 and 1997
                  - Condensed Financial Information for the year ended December
                    31, 1998
                  - Notes to Financial Statements
                  - Independent Auditors' Report
                  Financial Statements of the Depositor:
                  - Independent Auditors' Report
                  - Consolidated Statements of Income for the years ended
                    December 31, 1998, 1997 and 1996
                  - Consolidated Balance Sheets as of December 31, 1998 and 1997
                  - Consolidated Statements of Changes in Shareholder's Equity
                    for the years ended December 31, 1998, 1997 and 1996
                  - Consolidated Statements of Cash Flows for the years ended
                    December 31, 1998, 1997 and 1996
                  - Notes to Consolidated Financial Statements

     (b)  Exhibits
         (1)      Resolution of the Board of Directors of Aetna Life Insurance
                  and Annuity Company establishing Variable Annuity Account B(1)
         (2)      Not applicable
         (3.1)    Broker-Dealer Agreement(2)
         (3.2)    Alternative Form of Wholesaling Agreement and Related Selling
                  Agreement(3)
         (4.1)    Variable Annuity Contract (GM-VA-98)(2)
         (4.2)    Variable Annuity Contract Certificate (GMC-VA-98)(2)
         (4.3)    Endorsement (EVAGET98) to Variable Annuity Contract GM-VA-98
                  and Variable Annuity Contract Certificate GMC-VA-98)(4)
         (4.4)    Endorsement (EGET-99) to Variable Annuity Contract GM-VA-98
                  and Variable Annuity Contract Certificate GMC-VA-98(5)
         (5)      Variable Annuity Contract Application(9.5.89-6(9/98))(6)
         (6.1)    Certificate of Incorporation of Aetna Life Insurance and
                  Annuity Company(7)
         (6.2)    Amendment of Certificate of Incorporation of Aetna Life
                  Insurance and Annuity Company(8)

         (6.3) By-Laws as amended September 17, 1997 of Aetna Life Insurance and Annuity Company(9)
         (7)      Not applicable
         (8.1) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and AIM dated June 30, 1998(6)
         (8.2) Service Agreement between Aetna Life Insurance and Annuity Company and AIM effective June 30, 1998(6)
         (8.3) Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998(2)
         (8.4) Amendment dated November 9, 1998 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998(10)
         (8.5) Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(2)
         (8.6) Amendment dated November 4, 1998 to Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(10)
         (8.7) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(8)
         (8.8) Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(11)

         (8.9) Sixth Amendment dated November 6, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997(12)
         (8.10) Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and November 6, 1997(2)
         (8.11) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(8)
         (8.12) Fifth Amendment, dated as of May 1, 1997, to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(11)
         (8.13) Sixth Amendment dated as of January 20, 1998 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997(13)
         (8.14) Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and January 20, 1998(2)
         (8.15) Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(12)
         (8.16) Amendment dated January 1, 1997 to Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(11)
         (8.17) Service Contract between Fidelity Distributors Corporation and Aetna Life Insurance and Annuity Company dated May 2, 1997(10)
         (8.18) Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997(13)
         (8.19) Amendment dated October 12, 1998 to Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997(10)

         (8.20)   Service Agreement between Janus Capital Corporation and Aetna
                  Life Insurance and Annuity Company
                  dated December 8, 1997(15)
         (8.21)   Fund Participation Agreement among MFS Variable Insurance
                  Trust, Aetna Life Insurance and Annuity Company and
                  Massachusetts Financial Services Company dated April 30, 1996, and amended on September 3, 1996, March 14, 1997 and November
                  28, 1997(2)
         (8.22)   Fourth Amendment dated May 1, 1998 to the Fund Participation
                  Agreement by and among MFS Variable Insurance Trust, Aetna
                  Life Insurance and Annuity Company and Massachusetts Financial
                  Services Company dated April 30, 1996, and amended on
                  September 3, 1996, March 14, 1997 and November 28, 1997(6)
         (8.23)   Fifth Amendment to Fund Participation Agreement by and among
                  MFS Variable Insurance Trust, Aetna Life Insurance and Annuity
                  Company and Massachusetts Financial Services Company dated
                  April 30, 1996, and amended on September 3, 1996, March 14,
                  1997 and November 28, 1997(16)
         (8.24)   Form of Fund Participation Agreement between Aetna Life
                  Insurance and Annuity Company, Mitchell Hutchins Series Trust,
                  and Mitchell Hutchins Asset Management, Inc.
         (8.25)   Form of Service Agreement between Mitchell Hutchins Asset
                  Management, Inc. and Aetna Life Insurance and Annuity Company.
         (8.26)   Fund Participation Agreement dated March 11, 1997 between
                  Aetna Life Insurance and Annuity Company and Oppenheimer
                  Variable Annuity Account Funds and Oppenheimer Funds, Inc.(17)
         (8.27)   Service Agreement effective as of March 11, 1997 between
                  Oppenheimer Funds, Inc. and Aetna Life Insurance and Annuity
                  Company(17)
         (9)      Opinion and Consent of Counsel
         (10)     Consent of Independent Auditors
         (11)     Not applicable
         (12)     Not applicable
         (13)     Schedule for Computation of Performance Data(6)
         (14)     Not applicable
         (15.1)   Powers of Attorney(18)
         (15.2)   Authorization for Signatures(3)

1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 22, 1996.
2. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.
3. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.
4. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on September 14, 1998.

5. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 7, 1999.
6. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.
7. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed on April 15, 1996.
8. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 11, 1997.
9. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-91846), as filed on October 30, 1997.
10. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.
11. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed on September 29, 1997.
12. Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 9, 1998.
13. Incorporated by Reference to Post-Effective Amendment No. 7 to Registration Statement on Form S-6 (File No. 33-75248), as filed on February 24, 1998.
14. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed on June 28, 1996.
15. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75992), as filed on December 31, 1997.
16. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 333-56297), as filed on February 16, 1999.
17. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 16, 1997.
18. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form No. 4 (File No. 333-56297), as filed on February 25, 1999.

Item 25. Directors and Officers of the Depositor

                                            >
Name and Principal
Business Address*                        Positions and Offices with Depositor

Thomas J. McInerney                      Director and President

Shaun P. Mathews                         Director and Senior Vice President

Catherine H. Smith                       Director, Chief Financial Officer and Senior Vice
                                         President

Deborah Koltenuk                         Vice President, Treasurer and Corporate Controller

Therese M. Squillacote                   Vice President and Chief Compliance Officer

Kirk P. Wickman                          Senior Vice President, General Counsel and Corporate
                                         Secretary


* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.


Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

     Incorporated herein by reference to Item 24 of Post-Effective Amendment No. 14 to Registration Statement on Form N-1A (File No. 33-12723), as filed on March 10, 1999.

Item 27. Number of Contract Owners

     As of March 31, 1999, there were 79,388 individuals holding interests in variable annuity contracts funded through Variable Annuity Account B.

Item 28. Indemnification

Section 21 of Public Act No. 97-246 of the Connecticut General Assembly (the "Act") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes, as amended by Sections 12 to 20, inclusive, of this Act. Reference is hereby made to Section 33-771(e) of the Connecticut General Statutes ("CGS") regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when
(1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or
(2) a court has determined that indemnification is appropriate pursuant to
Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in
Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. In the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employer or agent of the corporation. Consistent with the statute, Aetna Inc. has procured insurance from Lloyd's of London and several major United States excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Item 29. Principal Underwriter

     (a) In addition to serving as the principal underwriter and depositor for the Registrant, Aetna Life Insurance and Annuity Company (Aetna) also acts as the principal underwriter, only, for Aetna Variable Encore Fund, Aetna Variable Fund, Aetna Generation Portfolios, Inc., Aetna Income Shares, Aetna Balanced VP, Inc. (formerly Aetna Investment Advisers Fund, Inc.), Aetna GET Fund, and Aetna Variable Portfolios, Inc. and as the principal underwriter and investment adviser for Portfolio Partners, Inc. (all management investment companies registered under the Investment Company Act of 1940 (1940 Act)). Additionally, Aetna acts as the principal underwriter and depositor for Variable Life Account B of Aetna, Variable Annuity Account C of Aetna and Variable Annuity Account G of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). Aetna is also the principal underwriter for Variable Annuity Account I of Aetna Insurance Company of America (AICA) (a separate account of AICA registered as a unit investment trust under the 1940 Act).

     (b) See Item 25 regarding the Depositor.

     (c) Compensation as of December 31, 1998:

    (1)                       (2)                         (3)                (4)                 (5)
Name of                  Net Underwriting           Compensation on
Principal                Discounts and              Redemption or         Brokerage
Underwriter              Commissions                Annuitization         Commissions         Compensation*

Aetna Life                                             $684,000                                $42,930,000
Insurance and
Annuity
Company

* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account B.

Item 30. Location of Accounts and Records

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                      Aetna Life Insurance and Annuity Company
                      151 Farmington Avenue
                      Hartford, Connecticut  06156

Item 31. Management Services

     Not applicable

Item 32. Undertakings

     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) The Company hereby represents that it is relying upon and will comply with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1988 WL 235221, *13 (S.E.C.)].

     (e) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for ndemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     (f) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account B of Aetna Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No.333-56297) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 5th day of May, 1999.

                                       VARIABLE ANNUITY ACCOUNT B OF AETNA
                                       LIFE INSURANCE AND ANNUITY COMPANY
                                         (Registrant)

                                By:    AETNA LIFE INSURANCE AND ANNUITY COMPANY
                                         (Depositor)

                                By:    Thomas J. McInerney*
                                       -----------------------------------------
                                       Thomas J. McInerney
                                          President

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (File No.333-56297) has been signed by the following persons in the capacities and on the dates indicated.

Signature                              Title                                                                  Date
Thomas J. McInerney*                   Director and President                                         )
-------------------------------------  (principal executive officer)                                  )
Thomas J. McInerney                                                                                   )
                                                                                                      )
Shaun P. Mathews*                       Director                                                      )   May
-------------------------------------                                                                 )
Shaun P. Mathews                                                                                      )    5, 1999
                                                                                                      )
Catherine H. Smith*                     Director and Chief Financial Officer                          )
-------------------------------------                                                                 )
Catherine H. Smith                                                                                    )
                                                                                                      )
Deborah Koltenuk*                      Vice President, Treasurer and Corporate Controller             )
-------------------------------------
Deborah Koltenuk                                                                                      )

By:       /s/  J. Neil McMurdie
          ------------------------------------------------------------
          J. Neil McMurdie
          *Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT B
                                  Exhibit Index

Exhibit No.             Exhibit
99-B.8.24               Form of Fund Participation Agreement between Aetna Life Insurance and Annuity
                        Company, Mitchell Hutchins Series Trust, and Mitchell Hutchins Asset Management,
                        Inc.
                                                                                                            ------------

99-B.8.25               Form of Service Agreement between Mitchell Hutchins Assets Management, Inc. and
                        Aetna Life Insurance and Annuity Company
                                                                                                            ------------

99-B.9                  Opinion and Consent of Counsel
                                                                                                            ------------

99-B.10                 Consent of Independent Auditors
                                                                                                            ------------